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The American Funds Tax-Exempt Series I
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

Prospectus Supplement

For the prospectus dated October 1, 2009

1. The "Average annual total returns" table under the heading "Investment results" of each fund’s summary section of the prospectus is amended as follows:

   The Maryland Fund — page 5 of the prospectus

Average annual total returns
For the periods ended December 31, 2008 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years
A – Before taxes	8/14/86	–11.04%	–0.07%	2.29%
– After taxes on distributions		–11.04	–0.07	2.29
– After taxes on distributions and sale of fund shares		–5.85	0.56	2.58

Share class	Inception date	1 year	5 years	Lifetime
B	3/15/00	–12.66%	–0.38%	2.50%
C	4/12/01	–9.16	–0.11	1.67
F-1	6/15/01	–7.61	0.06	2.25

Indexes* (before taxes)	1 year	5 years	10 years
Barclays Capital Municipal Maryland Index	0.21%	2.88%	4.21%
Barclays Capital Municipal Bond Index	–2.47	2.71	4.26
Lipper Maryland Municipal Debt Funds Average	–9.28	0.86	2.69
Class A annualized 30-day yield at July 31, 2009: 3.04% (For current yield information, please call American FundsLine® at 800/325-3590.)

* The Barclays Capital Municipal Maryland Index and the Barclays Capital Municipal Bond Index (formerly the Lehman Brothers Municipal Bond Index) reflect certain market sectors in which the fund primarily invests. The fund has selected the Barclays Capital Municipal Maryland Index to replace the Barclays Capital Municipal Bond Index as its broad-based securities market index. The fund’s investment adviser believes that the Barclays Capital Municipal Maryland Index better reflects the market sectors and securities in which the fund primarily invests than the Barclays Capital Municipal Bond Index. The Lipper Maryland Municipal Debt Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. See page 17 of this prospectus for more information on the indexes listed above.

The Virginia Fund — page 12 of the prospectus

Average annual total returns
For the periods ended December 31, 2008 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years
A – Before taxes	8/14/86	–7.38%	0.66%	2.77%
– After taxes on distributions		–7.38	0.66	2.77
– After taxes on distributions and sale of fund shares		–3.50	1.12	2.95

Share class	Inception date	1 year	5 years	Lifetime
B	3/15/00	–9.12%	0.34%	3.07%
C	4/18/01	–5.46	0.61	2.16
F-1	4/04/01	–3.85	1.34	2.70

Indexes* (before taxes)	1 year	5 years	10 years
Barclays Capital Municipal Virginia Index	0.30%	3.08%	4.35%
Barclays Capital Municipal Bond Index	–2.47	2.71	4.26
Lipper Virginia Municipal Debt Funds Average	–9.77	1.16	2.87
Class A annualized 30-day yield at July 31, 2009: 2.99% (For current yield information, please call American FundsLine at 800/325-3590.)

* The Barclays Capital Municipal Virginia Index and the Barclays Capital Municipal Bond Index (formerly the Lehman Brothers Municipal Bond Index) reflect certain market sectors in which the fund primarily invests. The fund has selected the Barclays Capital Municipal Virginia Index to replace the Barclays Capital Municipal Bond Index as its broad-based securities market index. The fund’s investment adviser believes that the Barclays Capital Municipal Virginia Index better reflects the market sectors and securities in which the fund primarily invests than the Barclays Capital Municipal Bond Index. The Lipper Virginia Municipal Debt Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. See page 18 of this prospectus for more information on the indexes listed above.

2.  The "Average annual total returns (without sales charge)" tables in the "Additional investment results" section of the funds’ prospectus on pages 17–18 are amended as follows:

Average annual total returns
For the periods ended December 31, 2008 (without sales charge):
The Maryland Fund
Share class	Inception date	1 year	5 years	10 years
A – Before taxes	8/14/86	–7.55%	0.70%	2.68%
– After taxes on distributions		–7.55	0.70	2.68
– After taxes on distributions and sale of fund shares		–3.53	1.22	2.93

Share class	Inception date	1 year	5 years	Lifetime
B	3/15/00	–8.22%	–0.04%	2.50%
C	4/12/01	–8.27	–0.11	1.67
F-1	6/15/01	–7.61	0.06	2.25

Indexes1 (before taxes)	1 year	5 years	10 years
Barclays Capital Municipal Maryland Index	0.21%	2.88%	4.21%
Barclays Capital Municipal Bond Index	–2.47	2.71	4.26
Lipper Maryland Municipal Debt Funds Average	–9.28	0.86	2.69
Class A distribution rate at December 31, 2008: 4.36%2 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1 The Barclays Capital Municipal Maryland Index and the Barclays Capital Municipal Bond Index (formerly the Lehman Brothers Municipal Bond Index) reflect certain market sectors in which the fund primarily invests. The fund has selected the Barclays Capital Municipal Maryland Index to replace the Barclays Capital Municipal Bond Index as its broad-based securities market index. The fund’s investment adviser believes that the Barclays Capital Municipal Maryland Index better reflects the market sectors and securities in which the fund primarily invests than the Barclays Capital Municipal Bond Index. The Lipper Maryland Municipal Debt Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund.
2 Reflects fee waivers (4.32% without the waivers) as described in the fund’s statement of additional information. The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

Average annual total returns
For the periods ended December 31, 2008 (without sales charge):
The Virginia Fund
Share class	Inception date	1 year	5 years	10 years
A – Before taxes	8/14/86	–3.78%	1.43%	3.17%
– After taxes on distributions		–3.78	1.43	3.16
– After taxes on distributions and sale of fund shares		–1.11	1.79	3.30

Share class	Inception date	1 year	5 years	Lifetime
B	3/15/00	–4.49%	0.69%	3.07%
C	4/18/01	–4.54	0.61	2.16
F-1	4/04/01	–3.85	1.34	2.70

Indexes1 (before taxes)	1 year	5 years	10 years
Barclays Capital Municipal Virginia Index	0.30%	3.08%	4.35%
Barclays Capital Municipal Bond Index	–2.47	2.71	4.26
Lipper Virginia Municipal Debt Funds Average	–9.77	1.16	2.87
Class A distribution rate at December 31, 2008: 4.08%2 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1 The Barclays Capital Municipal Virginia Index and the Barclays Capital Municipal Bond Index (formerly the Lehman Brothers Municipal Bond Index) reflect certain market sectors in which the fund primarily invests. The fund has selected the Barclays Capital Municipal Virginia Index to replace the Barclays Capital Municipal Bond Index as its broad-based securities market index. The fund’s investment adviser believes that the Barclays Capital Municipal Virginia Index better reflects the market sectors and securities in which the fund primarily invests than the Barclays Capital Municipal Bond Index. The Lipper Virginia Municipal Debt Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund.
2 Reflects fee waivers (4.04% without the waivers) as described in the fund’s statement of additional information. The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

Keep this supplement with your prospectus

MFGEBS-970-1009P  Printed in USA  CGD/AFD/10039-S23882